                                   Law Offices

                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                                  215.564.8000

                                                     Rule 497(j) of the 1933 Act
                                                         SEC File Nos. 333-65225
                                                                       811-09035

Direct Dial: (215) 564-8711

                                November 3, 2008

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

         Re:      The Barrett Funds (the "Fund")
                  SEC File Nos. 333-65225, 811-09035
                  Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves as  certification  that the form of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 11/12 (the "Post Effective Amendment") to the Registration Statement of the
Fund.  The Post  Effective  Amendment was filed with the Securities and Exchange
Commission electronically on October 28, 2008.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                               Very truly yours,

                                               /s/ Amy C. Fitzsimmons
                                               Amy C. Fitzsimmons